Earnout Liability (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Earnout Liability (Details) [Line Items]
Earn out payments (in Dollars)	$ 7.2
Earn out payments on development (in Dollars)	$ 1.5
Discount Rate [Member]
Earnout Liability (Details) [Line Items]
Earnout liability key assumptions input	21.3
Discount Rate [Member] | Monte-Carlo simulation [Member]
Earnout Liability (Details) [Line Items]
Earnout liability key assumptions input	21.4
Expected Term [Member] | Minimum [Member]
Earnout Liability (Details) [Line Items]
Earnout liability key assumptions input	1.5
Expected Term [Member] | Minimum [Member] | Monte-Carlo simulation [Member]
Earnout Liability (Details) [Line Items]
Earnout liability key assumptions input	1.59
Expected Term [Member] | Maximum [Member]
Earnout Liability (Details) [Line Items]
Earnout liability key assumptions input	2
Expected Term [Member] | Maximum [Member] | Monte-Carlo simulation [Member]
Earnout Liability (Details) [Line Items]
Earnout liability key assumptions input	2.08
Expected Volatility [Member] | Monte-Carlo simulation [Member]
Earnout Liability (Details) [Line Items]
Earnout liability key assumptions input	55.71
Risk-free Interest Rate [Member]
Earnout Liability (Details) [Line Items]
Earnout liability key assumptions input	4.9
Risk-free Interest Rate [Member] | Monte-Carlo simulation [Member]
Earnout Liability (Details) [Line Items]
Earnout liability key assumptions input	5.04